Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Total Payments
Total	$ 25,540,000	$ 25,540,000
BRAZIL
Total	25,540,000	25,540,000
BRAZIL | Federal Government of Brazil [Member]
Total	21,400,000	21,400,000
BRAZIL | State Government of Minas Gerais [Member]
Total	2,470,000	2,470,000
BRAZIL | Municipality of Itinga [Member]
Total	1,080,000	1,080,000
BRAZIL | Municipality of Aracuai [Member]
Total	$ 590,000	$ 590,000